Goodwill and Intangible Assets (Tables)	12 Months Ended
Feb. 24, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table summarizes the changes in the Company's goodwill balances (in millions):

	February 24, 2018	February 25, 2017
Balance at beginning of year	$1,167.8	$1,131.1
Acquisitions and related adjustments	157.8	36.7
Impairment	(142.3)	—
Balance at end of year	$1,183.3	$1,167.8

Schedule of Finite-Lived Intangible Assets
The Company's Intangible assets, net consisted of the following (in millions):

		February 24, 2018			February 25, 2017
	Estimated useful lives (Years)	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Trade names	40	$1,965.2	$(177.2)	$1,788.0	$1,910.9	$(123.4)	$1,787.5
Beneficial lease rights	12	918.3	(355.7)	562.6	936.1	(280.6)	655.5
Customer prescription files	5	1,486.4	(1,078.1)	408.3	1,468.4	(784.4)	684.0
Covenants not to compete	5	4.3	(2.5)	1.8	3.5	(1.9)	1.6
Specialty accreditation	6	18.0	(2.3)	15.7	—	—	—
Internally developed software	5	537.1	(246.3)	290.8	468.6	(170.1)	298.5
Total finite-lived intangible assets		4,929.3	(1,862.1)	3,067.2	4,787.5	(1,360.4)	3,427.1
Liquor licenses and restricted covenants	Indefinite	75.3	—	75.3	70.7	—	70.7
Total intangible assets, net		$5,004.6	$(1,862.1)	$3,142.5	$4,858.2	$(1,360.4)	$3,497.8

Schedule of Indefinite-Lived Intangible Assets
The Company's Intangible assets, net consisted of the following (in millions):

		February 24, 2018			February 25, 2017
	Estimated useful lives (Years)	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Trade names	40	$1,965.2	$(177.2)	$1,788.0	$1,910.9	$(123.4)	$1,787.5
Beneficial lease rights	12	918.3	(355.7)	562.6	936.1	(280.6)	655.5
Customer prescription files	5	1,486.4	(1,078.1)	408.3	1,468.4	(784.4)	684.0
Covenants not to compete	5	4.3	(2.5)	1.8	3.5	(1.9)	1.6
Specialty accreditation	6	18.0	(2.3)	15.7	—	—	—
Internally developed software	5	537.1	(246.3)	290.8	468.6	(170.1)	298.5
Total finite-lived intangible assets		4,929.3	(1,862.1)	3,067.2	4,787.5	(1,360.4)	3,427.1
Liquor licenses and restricted covenants	Indefinite	75.3	—	75.3	70.7	—	70.7
Total intangible assets, net		$5,004.6	$(1,862.1)	$3,142.5	$4,858.2	$(1,360.4)	$3,497.8

Schedule of Future Amortization Expense of Finite-Lived Intangible Assets
Estimated future amortization expense associated with the net carrying amount of intangibles with finite lives is as follows (in millions):

Fiscal Year	Amortization Expected
2018	$504.3
2019	385.8
2020	185.1
2021	159.8
2022	131.8
Thereafter	1,700.4
Total	$3,067.2